Derivative financial instruments - Disclosure of expected notional values of current hedging instruments in future years (Details) - Fair value hedges - £ / shares £ / shares in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	94,859	80,108
Interest rate risk
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	84,259	67,613
Inflation risk
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	10,600	12,495
2023 | Interest rate risk
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	84,259
2023 | Inflation risk
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	10,600
2024 | Interest rate risk
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	69,548
2024 | Inflation risk
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	10,584
2025 | Interest rate risk
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	61,205
2025 | Inflation risk
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	10,503
2026 | Interest rate risk
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	50,534
2026 | Inflation risk
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	9,663
2027 | Interest rate risk
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	40,826
2027 | Inflation risk
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	9,118
2028 | Interest rate risk
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	36,069
2028 | Inflation risk
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	7,420
2029 and later | Interest rate risk
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	32,474
2029 and later | Inflation risk
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	6,908